Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties

24. Transactions with Related Parties

(1) Related parties of the Group include entities and individuals capable of exercising control or significant influence over the Group. Related parties include GungHo Online Entertainment, Inc. (the controlling shareholder with 59.31% common shares), its subsidiaries, members of board of directors, executives with strategic responsibilities and their immediate families.

(2) Account balances with related parties

Balances of receivables and payables to related parties as of December 31, 2020 and 2019 are as follows:

		December 31, 2020				December 31, 2019
Related parties classification	Entity	Receivable		Payable		Receivable		Payable
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	2,547	~~W~~	5	~~W~~	2,722	~~W~~	74

(3) Transactions with related parties

The details of transaction with related parties for the years ended December 31, 2020, 2019 and 2018 are as follows:

		2020				2019				2018
Related parties classification	Entity	Sales		Purchase		Sales		Purchase		Sales		Purchase
			(In millions of Korean won)
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	21,833	~~W~~	211	~~W~~	27,484	~~W~~	60	~~W~~	10,516	~~W~~	3

(4) Other transactions with related parties

No financing transactions were made with related parties for the years ended December 31, 2020, 2019 and 2018.

(5) Key management personnel compensation

The compensation for the key management personnel (registered directors), for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
		(In millions of Korean won)
Salary	~~W~~	1,177	~~W~~	866	~~W~~	690